INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(a)      Investments in joint ventures

Movements in investments in joint ventures are as follows:

	December 31,	December 31,
	2022	2021

As of January 1	3,350,959	3,374,553
Share of profits for the year	178,910	164,100
Share of changes in reserves	4,302	60
Cash dividends declared	(194,204)	(187,754)
As of December 31	3,339,967	3,350,959

As of December 31, 2022, all joint ventures of the Group were unlisted.

As of December 31, 2022, particulars of the Group’s material joint venture are as follows:

	Place of	Registered		Effective equity interest held
	establishment	and paid-in	Principal	Ownership	Voting	Profit
Name	and operation	capital	activities	interest	power	sharing
Guangxi Huayin Aluminum Co.,Ltd. (“Guangxi Huayin”) (廣西華銀鋁業有限公司)	PRC/Mainland China	2,441,987	Manufacturing	33.00%	33.00%	33.00%

Guangxi Huayin, which is considered a material joint venture of the Group, is accounted for using the equity method.

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Continued)

(a)      Investments in joint ventures (Continued)

The English name represents the best effort by management of the Group in translating the Chinese name of the company as it does not have any official English name.

The following table illustrates the summarized financial information in respect of Guangxi Huayin:

	December 31,	December 31,
	2022	2021

Cash and cash equivalents	234,140	224,154
Other current assets	1,191,044	1,498,110

Current assets	1,425,184	1,722,264
Non-current assets	5,385,501	5,024,444

Current liabilities	1,705,062	1,844,884
Non-current liabilities	785,426	526,827

Net assets	4,320,197	4,374,997

Reconciliation to the Group’s interest in the joint venture:
Proportion of the Group’s ownership	33.00%	33.00%
The Group’s share of net assets of the joint venture	1,425,665	1,443,749

Carrying amount of the investment	1,425,665	1,443,749

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Continued)

(a)      Investments in joint ventures (Continued)

	For the year ended December 31
	2022	2021	2020
Revenue	5,838,110	5,126,994	4,631,737
Gross profit	883,100	890,301	800,965
Interest income	15,671	14,465	7,388
Depreciation and amortization	321,567	553,493	531,512
Interest expenses	35,989	40,506	51,855
Profit before income tax	270,748	246,447	195,189
Income tax	36,498	44,333	21,152

Other comprehensive income	—	—	—

Total comprehensive income for the year	234,250	202,114	174,037

Dividend received	99,000	99,000	99,000

The following table illustrates the aggregate financial information of the Group’s joint ventures that are not individually material:

	December 31, 2022	December 31, 2021
Share of the joint ventures’ profits and losses for the year	102,180	96,255

Share of the joint ventures’ total comprehensive income	102,180	96,255

Aggregate carrying amount of the Group’s investments in joint ventures	1,914,302	1,907,210

There were no material contingent liabilities relating to the Group’s interests in the joint ventures and the joint ventures themselves.

(b)     Investments in associates

Movements in investments in associates are as follows:

	December 31, 2022	December 31, 2021

As of January 1	6,441,793	7,001,103
Capital injections	17,089	309,251
Capital reduction	—	(140,170)
Share of profits/(losses) for the year	130,632	(423,247)
Dividends declared	(104,781)	(315,722)
Share of changes in reserves	(6,098)	10,578
Impairment	(75,997)	—
As of December 31	6,402,638	6,441,793

As of December 31, 2022, all associates of the Group were unlisted.

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (CONTINUED)

(b)      Investments in associates (Continued)

As of December 31, 2022, particular of the Group’s material associate is as follow:

	Place of			Effective equity interest held
	establishment and	Registered and	Principal	Ownership	Voting	Profit
Name	operation	paid-in capital	activities	interest	power	sharing
China Aluminum Investment Development Co., Ltd.(中鋁投資發展有限公司）	PRC/Mainland China	1,229,748	Asset management	24.12%	24.12%	24.12%

China Aluminum Investment Development Co., Ltd., which is considered a material associate of the Group, is accounted for using the equity method.

The English name represents the best effort by management of the Group in translating the Chinese name of the company as it does not have any official English name.

The following table illustrates the summarized financial information in respect of China Aluminum Investment Development Co., Ltd.:

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	230,401	246,253
Other current assets	1,751,345	1,737,717

Current assets	1,981,746	1,983,970
Non-current assets	3,266,027	3,310,908

Current liabilities	65,186	58,263
Non-current liabilities	—	—

Net assets	5,182,587	5,236,615

Non-controlling interests	—	—

Reconciliation to the Group’s interest in the associate:
Proportion of the Group’s ownership	24.12%	24.12%
The Group’s share of net assets of the associate	1,250,040	1,263,072

Carrying amount of the investment	1,250,040	1,263,072

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (CONTINUED)

(b)      Investments in associates (Continued)

	For the years ended December 31
	2022	2021	2020
Revenue	167,607	151,219	157,062
Gross profit	81,734	68,469	73,510
Interest income	4,210	1,739	1,823
Depreciation and amortization	44,621	44,630	45,069
Profit before income tax	64,884	85,066	74,109
Income tax	16,774	21,986	20,267

Other comprehensive income	—	—	—

Total comprehensive income for the year	48,110	63,080	53,842

Dividend received	24,636	11,015	8,124

The following table illustrates the aggregate financial information of the Group’s associates that are not individually material:

	December 31,	December 31,
	2022	2021

Share of the associates’ profits and losses	119,028	(438,462)

Share of the associates’ total other comprehensive income	(5,628)	6,292
Share of the associates’ total comprehensive income	113,400	(432,170)
Aggregate carrying amount of the Group’s investments in the associates	5,152,598	5,178,721

There were no material contingent liabilities relating to the Group’s interests in the associates and the associates themselves.